Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about other cash generated from / (used in) operating activities [Table Text Block]
	Year ended December 31,
	2025	2024
Share-based compensation paid	$(14.2)	$(4.5)
Consideration received from sale of non-core project	(14.9)	-
Other	1.4	0.7
	$(27.7)	$(3.8)

Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2025	2024
Change in:
Trade and other receivables	$(141.3)	$(36.5)
Other financial assets/liabilities	46.3	(29.4)
Inventories	(13.6)	10.0
Prepaid expenses	3.5	(11.8)
Trade and other payables	52.3	43.2
Provisions and other liabilities	(4.2)	(0.4)
	$(57.0)	$(24.9)